DERIVATIVE FINANCIAL INSTRUMENTS (Net Fair Value) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedging instruments [line items]
Contracts with positive fair value	$ 2,062,207	$ 1,797,091
Contracts with negative fair value	(50,342)	(8,220)
Derivative financial instruments
Disclosure of detailed information about hedging instruments [line items]
Contracts with positive fair value	4,483	15,406
Derivative financial instruments
Disclosure of detailed information about hedging instruments [line items]
Contracts with negative fair value	(50,342)	(8,220)
Commodities contracts | Derivative financial instruments
Disclosure of detailed information about hedging instruments [line items]
Contracts with positive fair value	169	247
Commodities contracts | Derivative financial instruments
Disclosure of detailed information about hedging instruments [line items]
Contracts with negative fair value	(85)	(6,190)
Foreign exchange contracts | Derivative financial instruments
Disclosure of detailed information about hedging instruments [line items]
Contracts with positive fair value	4,314	15,159
Foreign exchange contracts | Derivative financial instruments
Disclosure of detailed information about hedging instruments [line items]
Contracts with negative fair value	$ (50,257)	$ (2,030)